Virtus Duff & Phelps Select MLP and Energy Fund (the “Fund”),

a series of Virtus Alternative Solutions Trust

Supplement dated September 23, 2025 to the Summary Prospectus and Virtus Alternative Solutions Trust Statutory Prospectus applicable to the Fund (collectively, the “Prospectuses”) and to the Statement of Additional Information (“SAI”) applicable to the Fund, each dated February 28, 2025, as supplemented

Important Notice to Investors

Effective on January 21, 2026 (the “Closing Date”), Class C Shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (as defined below). Shareholders who own Class C Shares as of the Closing Date may continue to hold such shares until they convert to Class A Shares, as described in the Statutory Prospectus or other written notice. All other Class C Share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

On and after the Closing Date, the Fund will only offer Class C Shares to existing shareholders through the following types of “Qualifying Transactions”:

  Dividends and/or capital gain distributions may continue to be reinvested in Class C Shares.

  Shareholders may exchange their Class C Shares of a Virtus Mutual Fund for Class C and C1 Shares of other Virtus Mutual Funds (other than those for which Class C or Class C1 Shares are being eliminated), as permitted by existing exchange privileges.

Any initial or additional purchase requests for the Fund’s Class C Shares received on or after the Closing Date will be rejected (other than through a Qualifying Transaction).

Class C shareholders with systematic investment plans involving investments in Class C Shares will no longer be able to make automatic investments into Class C Shares after the Closing Date. Shareholders who do not want their automatic investments to be discontinued must provide alternative investment instructions prior to the Closing Date. Such investment instructions may include investments into another class of the same Fund or another class of a different Virtus Mutual Fund.

On and after the Closing Date, shareholders who own Class C Shares of the Fund may purchase Class A Shares of the same Fund without regard to the normal initial investment minimum for such shares. Such purchases will be subject to any applicable sales charges. For purposes of determining any applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class C Share account. For additional information see “What arrangement is best for you?” in the Statutory Prospectus. Investors should also consult their financial advisors for more information regarding Class A Shares of the Fund.

No purchases may be made into Class C Shares after the close of business on January 21, 2026, provided that the Fund’s transfer agent may make exceptions at its discretion to address operational limitations.

In addition, on January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C Shares of the Fund will be converted to Class A Shares of the Fund. Shareholders holding Class C Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class C Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to the Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

As of January 26, 2026, references to Class C Shares in the Prospectuses and SAI for the Fund will be removed and Class C Shares for the Fund will no longer be available.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VAST 8034/DPIM SMLP&E Class C Conversion (09/2025)

Virtus AlphaSimplex Global Alternatives Fund and

Virtus AlphaSimplex Managed Futures Strategy Fund (each a Fund and collectively the “Funds”),

each a series of Virtus Alternative Solutions Trust

Supplement dated September 23, 2025 to the Summary Prospectuses and Virtus Alternative Solutions Trust Statutory Prospectus applicable to Funds (collectively, the “Prospectuses”) and to the Virtus Alternative Solutions Trust Statement of Additional Information (“SAI”) applicable to the Funds, each dated April 28, 2025, as supplemented

Important Notice to Investors

Effective on January 21, 2026 (the “Closing Date”), Class C Shares of the Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (as defined below). Shareholders who own Class C Shares as of the Closing Date may continue to hold such shares until they convert to Class A Shares, as described in the Statutory Prospectus or other written notice. All other Class C Share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

On and after the Closing Date, the Funds will only offer Class C Shares to existing shareholders through the following types of “Qualifying Transactions”:

  Dividends and/or capital gain distributions may continue to be reinvested in Class C Shares.
  Shareholders may exchange their Class C Shares of a Virtus Mutual Fund for Class C and C1 Shares of other Virtus Mutual Funds (other than those for which Class C or Class C1 Shares are being eliminated), as permitted by existing exchange privileges.

Any initial or additional purchase requests for a Fund’s Class C Shares received on or after the Closing Date will be rejected (other than through a Qualifying Transaction).

Class C shareholders with systematic investment plans involving investments in Class C Shares will no longer be able to make automatic investments into Class C Shares after the Closing Date. Shareholders who do not want their automatic investments to be discontinued must provide alternative investment instructions prior to the Closing Date. Such investment instructions may include investments into another class of the same Fund or another class of a different Virtus Mutual Fund.

On and after the Closing Date, shareholders who own Class C Shares of a Fund may purchase Class A Shares of the same Fund without regard to the normal initial investment minimum for such shares. Such purchases will be subject to any applicable sales charges. For purposes of determining any applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class C Share account. For additional information see “What arrangement is best for you?” in the Statutory Prospectus. Investors should also consult their financial advisors for more information regarding Class A Shares of the Funds.

No purchases may be made into Class C Shares of any Fund after the close of business on January 21, 2026, provided that the Funds’ transfer agent may make exceptions at its discretion to address operational limitations.

Important Notice to Current Shareholders of Virtus AlphaSimplex Global Alternatives Fund

On January 26, 2026, Class C of Virtus AlphaSimplex Global Alternatives Fund will be eliminated as a share class and existing Class C Shares of the Fund will be converted to Class A Shares of the Fund. Shareholders holding Class C Shares at the time of the conversion will receive Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class C Shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to the Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

As of January 26, 2026, references to Class C Shares in the Prospectuses and SAI for Virtus AlphaSimplex Global Alternatives Fund will be removed and Class C Shares for the Fund will no longer be available. To the extent that Class C is eliminated for the other Fund in the future, the Prospectuses and SAI for the Fund will be updated as appropriate at the time of the changes.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VAST 8079/AlphaSimplex Class C Conversions (09/2025)